PENSIONS AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS, Net Benefit Expense Recognized in Statement of Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net benefit expense recognized [Abstract]
Current Service Cost	€ 7.7	€ 8.6	€ 8.1
Financial cost	2.5	4.2	3.9
Expected return on plan assets	(1.2)	(1.9)	(1.9)
Net actuarial gain (loss) recognized on long-term benefits	0.1	(0.4)	0.0
Special events (curtailment/settlement)	0.1	0.0	0.0
Net Benefit Expense as Recorded in the Statement of Income	€ 9.2	€ 10.5	€ 10.1